Note 11 - Federal and State Income Taxes (Detail) - Reconciliation of the Expected Federal Income Tax Expense (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computed "expected" tax expense	$ 6,174,295	$ 4,899,324	$ 3,239,941
Computed "expected" tax expense	35.00%	35.00%	35.00%
Effect of graduated tax rates interest	(20,775)	(139,981)	(92,570)
Effect of graduated tax rates interest	(0.10%)	(1.00%)	(1.00%)
Tax exempt income, net	(1,243,660)	(692,742)	(556,682)
Tax exempt income, net	(7.00%)	(4.90%)	(6.00%)
Bank-owned life insurance	(544,292)	(490,491)	(451,457)
Bank-owned life insurance	(3.10%)	(3.50%)	(4.90%)
State income taxes, net of federal benefit, current year	730,865	533,250	330,917
State income taxes, net of federal benefit, current year	4.10%	3.80%	3.60%
Change in unrecognized tax benefits	(149,183)	2,074	71,671
Change in unrecognized tax benefits	(0.80%)		0.80%
Noncontrolling interests	(166,081)	(148,995)	(75,156)
Noncontrolling interests	(0.90%)	(1.10%)	(0.80%)
Other	(246,568)	(94,240)	(17,415)
Other	(1.50%)	(0.70%)	(0.20%)
	$ 4,534,601	$ 3,868,199	$ 2,449,249
	25.70%	27.60%	26.50%